Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingent Liabilities [Abstract]
Schedule of future minimum lease commitments
U.S. dollars in thousands
Years ending December 31:
2017	$528
2018	238
2019	44
2020	44
2021-2025	184
$1,038